(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
(Loss) Earnings Per Share
Reclassifications out of accumulated other comprehensive income (loss)

	2020		2019
	Common	Class A	Common	Class A
	(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net (loss) income attributable to shareholders of the Company	¥(539,170)	―	¥17,335	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,024,692	1	3,747,295	1
Effect of dilutive instruments:
Stock options	―	―	525,007	―
Weighted average common shares for diluted computation	4,024,692	1	4,272,302	1

(Loss) earnings per common share attributable to shareholders of the Company	(Yen)		(Yen)
Basic	¥(133.97)	¥(133.97)	¥4.63	¥4.63
Diluted	¥(133.97)	¥(133.97)	¥4.06	¥4.06